                             United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 11/30/2005

           Date of Reporting Period: Fiscal year ended 11/30/2005

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

5TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30,	Period Ended
2005	1	2004	2003	2002	11/30/2001	2
Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.45	0.46	3	0.46	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.05	0.14	(0.02)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.51	0.60	0.57	0.24
Less Distributions:
Distributions from net investment income	(0.46)	(0.47)	(0.47)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.46)	(0.47)	(0.47)	(0.63)	(0.17)
Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Total Return4	1.77%	4.81%	5.69%	5.58%	2.29%

Ratios to Average Net Assets:
Net expenses	0.90%	0.93%	0.87%	0.85%	0.85	%5
Net investment income	4.25%	4.24%	4.20%	5.69%	5.82	%5
Expense waiver/reimbursement6	0.21%	0.23%	0.21%	0.23%	0.23	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$92,425	$71,788	$94,713	$60,728	$7,302
Portfolio turnover	37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30,	Period Ended
2005	1	2004	2003	2002	11/30/2001	2
Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.40	0.40	3	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.05	0.13	(0.02)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.45	0.54	0.52	0.31
Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.41)	(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Total Return4	1.25%	4.29%	5.16%	5.05%	2.90%

Ratios to Average Net Assets:
Net expenses	1.40%	1.42%	1.37%	1.35%	1.35	%5
Net investment income	3.72%	3.75%	3.70%	5.15%	5.13	%5
Expense waiver/reimbursement6	0.21%	0.23%	0.21%	0.23%	0.23	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$49,205	$59,784	$71,646	$52,396	$12,877
Portfolio turnover	37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30,	Period Ended
2005	1	2004	2003	2002	11/30/2001	2
Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.40	0.41	3	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.04	0.13	(0.02)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.45	0.54	0.52	0.30
Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.41)	(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Total Return4	1.28%	4.30%	5.16%	5.05%	2.82%
Ratios to Average Net Assets:
Net expenses	1.38%	1.40%	1.37%	1.35%	1.35	%5
Net investment income	3.75%	3.78%	3.64%	5.15%	5.07	%5
Expense waiver/reimbursement6	0.21%	0.23%	0.21%	0.23%	0.23	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$44,838	$54,449	$32,714	$14,287	$3,887
Portfolio turnover	37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30,	Period Ended
2005	1	2004	11/30/2003	2
Net Asset Value, Beginning of Period	$10.79	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.43	0.44	3	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.44)	(0.44)	(0.27)
Net Asset Value, End of Period	$10.52	$10.79	$10.75
Total Return4	1.56%	4.56%	2.39%

Ratios to Average Net Assets:
Net expenses	1.10%	1.11%	1.10	%5
Net investment income	4.03%	4.09%	4.22	%5
Expense waiver/reimbursement6	0.21%	0.23%	0.21	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$27,591	$29,171	$13,849
Portfolio turnover	37%	16%	60	%7

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$ 997.70	$4.51
Class B Shares	$1,000	$995.20	$7.05
Class C Shares	$1,000	$995.30	$6.90
Class K Shares	$1,000	$996.60	$5.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,018.00	$7.13
Class C Shares	$1,000	$1,018.15	$6.98
Class K Shares	$1,000	$1,019.50	$5.62

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.41%
Class C Shares	1.38%
Class K Shares	1.11%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 1.77% for Class A Shares, 1.25% for Class B Shares, 1.28% for Class C Shares and 1.56% for Class K Shares. By comparison, during the 12-month reporting period the total return of the Lehman Brothers U.S. Aggregate Bond Index, the fund's benchmark index ("LBAB")1, was 2.40%, and the total return of the fund's peer group, as represented by the Lipper Intermediate Investment Grade Debt Category Average,2 was 1.85%. The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LBAB.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities of different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the allocation of portfolio assets to debt securities denominated in foreign currencies. These were the most significant factors affecting the fund's performance relative to the LBAB over the most recently completed fiscal year.

1 The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling in the category indicated. They do not reflect sales charges.

DURATION3

Duration management is a significant component of the fund's investment strategy and had a positive impact on fund performance during the reporting period. As of November 30, 2005, the fund's average effective duration was 4.1 years, as compared to duration of 4.6 years for the LBAB. For much of the past fiscal year, the fund's duration was on average 5%-10% shorter than the duration of the LBAB, in anticipation of a rise in interest rates as the overall U.S. economy improved4. In retrospect, the overall trend in interest rate levels was generally higher over the past year, as the Federal Reserve Board (the "Fed") raised the Federal Funds Target Rate on eight consecutive occasions for a total of 2.00%. However, the fund's shortened duration position (relative to the LBAB) cushioned net asset value decline and, therefore, contributed to fund performance during the reporting period.

MATURITY AND YIELD CURVE

Over the 12-month reporting period, short-term to intermediate-term interest rates rose, while long-term interest rates actually fell slightly (and, as a result, the yield curve flattened, a common characteristic of a strengthening economy). Since, in general, the value of a bond decreases as interest rates increase, fund management attempted to position the fund in the parts of the yield curve where interest rates were rising more gradually or not at all. Specifically, relative to the LBAB, fund management purchased more bonds with short- and long-term maturities and avoided intermediate-term bonds (commonly referred to as a "barbelled yield curve strategy"). This barbelled yield curve strategy worked as intended and contributed to fund performance during the past fiscal year.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

SECTOR ALLOCATION5

During the 12-month reporting period, as compared to the LBAB, while the fund periodically changed sector targets, it generally allocated a portion (5%-10% of assets) of its portfolio to a combination of domestic high yield6 and emerging market bonds7 and less of its portfolio to U.S. government debt securities (commonly referred to as the "U.S. Treasury and Agency sectors"). Fund management used this sector allocation strategy since bonds of lower credit quality tend to outperform bonds of higher credit quality in an improving economy. Since during the 12-month reporting period higher yields were, in fact, available in the domestic high yield and emerging market bond sectors (as compared to the U.S. Treasury sector), this sector allocation strategy contributed to the fund's performance. As points of reference, the 12-month total return for the high quality LBAB was 2.40%, relative to 3.38% for the Lehman Brothers U.S. Corporate High Yield Index8 and the 12.26% return for the Lehman Brothers Emerging Market Bond Index9. Creating an additional slight positive effect on the portfolio was the mortgage sector positioning. For much of the reporting period, the fund had a slight underweight to mortgage securities (relative to the LBAB), a sector which underperformed and thus modestly added to fund performance relative to the LBAB. A slight negative influence on fund performance was caused by an overweight to the higher quality corporate bond sector during the months of March and April 2005, two months in which corporate bonds significantly underperformed comparable duration U.S. treasuries as well as the LBAB.

5 Funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investment are diversified.

6 High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

7 Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

8 The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The Lehman Brothers U.S. Corporate High-Yield Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Investments cannot be made in an index.

9 The Lehman Brothers Emerging Market Bond Index is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela. The Lehman Brothers Emerging Market Bond Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. Investments cannot be made in an index.

FOREIGN CURRENCY10

Throughout the reporting period, the fund generally maintained a constant allocation of 4%-5% of assets to debt securities denominated in foreign currencies. Foreign currency exposure is typically employed as a strategy when it is anticipated that the value of the U.S. dollar will fall in relation to foreign currency valuations. Given the large and growing "twin deficits" (both the current account trade and fiscal budget deficits of the U.S. government), fund management believed that the U.S. dollar valuation would fall. In effect, however, the valuation of the U.S. dollar (relative to foreign currencies) rose which decreased the value of foreign currency holdings and thus detracted from overall fund performance.

10 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class A Shares) (the "Fund") from August 16, 2001 (start of performance) to November 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns3 for the Period Ended 11/30/2005
1 Year	(2.83)%
Start of Performance (8/16/2001)	3.57%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBAB and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class B Shares) (the "Fund") from August 3, 2001 (start of performance) to November 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns3 for the Period Ended 11/30/2005
1 Year	(4.11)%
Start of Performance (8/3/2001)	3.91%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The ending value of the Fund reflects a contingent deferred sales charge of 2.00% on any redemption less than five years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBAB and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class C Shares) (the "Fund") from August 2, 2001 (start of performance) to November 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns3 for the Period Ended 11/30/2005
1 Year	(0.70)%
Start of Performance (8/2/2001)	4.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class K Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2005
1 Year	1.56%
5 Years	5.26%
Start of Performance (10/1/1996)	5.76%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets2		Moody's Long-Term Ratings as Percentage of Total Net Assets2
AAA	63.9%	Aaa	64.6%
AA	1.6%	Aa	3.2%
A	9.2%	A	8.2%
BBB	10.5%	Baa	11.1%
BB	6.4%	Ba	4.6%
B	3.9%	B	4.3%
CCC	0.7%	Caa	1.2%
Not Rated by S&P3	1.4%	Not Rated by Moody's3	0.4%
Other Securities4	0.0%	Other Securities4	0.0%
Securities Lending Collateral5	12.1%	Securities Lending Collateral5	12.1%
Cash Equivalents6	5.6%	Cash Equivalents6	5.6%
Other Assets and Liabilities--Net7	(15.3)%	Other Assets and Liabilities--Net7	(15.3)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and other assets and liabilities owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.1% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality rating by either of these NRSROs.

4 Other Securities includes warrants that do not qualify for credit ratings from an NRSRO. Represents less than 0.1%.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's portfolio composition8 was as follows:

Security Type	Percentage of Total Net Assets	2
Mortgage-Backed Securities9	43.8%
Corporate Debt Securities	32.8%
U.S. Treasury and Agency Securities10	16.7%
Government/Agencies	4.0%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Other Security Types11	0.1%
Securities Lending Collateral5	12.1%
Cash Equivalents6	5.6%
Other Assets and Liabilities--Net7	(15.3)%
TOTAL	100.0%

8 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

9 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

10 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

11 Other security types consist of preferred stock and warrants.

Portfolio of Investments

November 30, 2005

Principal Amount			Value
		CORPORATE BONDS--26.0%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.100%, 2/1/2015	$1,328,602
300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	306,471
		TOTAL	1,635,073
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.000%, 6/1/2015	627,029
195,000		Alcan, Inc., 5.750%, 6/1/2035	185,611
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,010,180
1,420,000	1,2	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,374,049
1,000,000		Inco Ltd., 5.700%, 10/15/2015	986,959
1,800,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,743,804
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,451,744
		TOTAL	8,379,376
		Basic Industry - Paper--0.8%
830,000		International Paper Co., 5.500%, 1/15/2014	811,856
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,934,398
380,000		Westvaco Corp., 7.650%, 3/15/2027	429,066
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,283,050
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,158,840
1,200,000		Weyerhaeuser Co., Note, 6.750%, 3/15/2012	1,262,820
		TOTAL	10,880,030
		Capital Goods - Aerospace & Defense--0.5%
1,150,000	1,2	BAE Systems Holdings, Inc., 4.750%, 8/15/2010	1,124,343
600,000	1,2	BAE Systems Holdings, Inc., 5.200%, 8/15/2015	583,812
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.054%, 11/15/2009	100,426
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,516,675
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,231,072
		TOTAL	7,556,328
		Capital Goods - Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.750%, 3/15/2006	2,493,332
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	$66,340
2,500,000		John Deere Capital Corp., Bond, 5.100%, 1/15/2013	2,498,125
100,000		John Deere Capital Corp., Sr. Note, Series D, 4.679%, 12/18/2009	100,244
		TOTAL	2,664,709
		Capital Goods - Diversified Manufacturing--0.5%
2,500,000		General Electric Co., Note, 5.000%, 2/1/2013	2,492,125
2,000,000	1,2	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	2,263,940
200,000		Textron Financial Corp., Note, Series E, 5.475%, 12/1/2007	200,314
2,450,000	1,2	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,430,424
		TOTAL	7,386,803
		Capital Goods - Environmental--0.2%
2,548,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,744,553
		Communications - Media & Cable--0.6%
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,108,680
3,000,000		Continental Cablevision, Sr. Note, 8.300%, 5/15/2006	3,046,080
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,653,384
		TOTAL	7,808,144
		Communications - Media Noncable--1.0%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,859,069
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,027,819
2,050,000		New York Times Co., 4.500%, 3/15/2010	1,991,759
1,610,000		New York Times Co., 5.000%, 3/15/2015	1,538,339
230,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	269,413
1,670,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	1,607,124
860,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	867,138
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,797,667
		TOTAL	13,958,328
		Communications - Telecom Wireless--1.8%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	663,010
1,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	1,358,788
2,720,000		Citizens Communications Co., 9.000%, 8/15/2031	2,733,600
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	101,625
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	988,020
100,000		GTE California, Inc., Deb., 6.700%, 9/1/2009	102,465
125,000		GTE California, Inc., Deb., Series G, 5.500%, 1/15/2009	123,485
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--continued
$100,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	$100,576
100,000		GTE Northwest, Inc., Deb., Series D, 5.550%, 10/15/2008	100,035
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	101,367
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	101,813
200,000		Southwestern Bell Telephone Co., Deb., 7.200%, 10/15/2026	207,014
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,018,000
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	3,937,350
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,475,262
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,179,818
		TOTAL	26,292,228
		Consumer Cyclical - Automotive--2.7%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,924,962
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.200%, 7/15/2006	50,188
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,916,420
500,000		Ford Motor Credit Co., Note, 6.125%, 1/9/2006	498,149
12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	11,655,300
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	183,997
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	181,898
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,691,435
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,813,386
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	379,200
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	177,508
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	9,916,578
2,500,000		General Motors Corp., Note, 8.375%, 7/15/2033	1,700,000
1,000,000		General Motors Corp., Sr. Note, 6.375%, 5/1/2008	792,500
1,995,000		General Motors Corp., Unsecd. Note, 7.100%, 3/15/2006	1,945,125
		TOTAL	38,826,646
		Consumer Cyclical - Entertainment--0.5%
2,000,000		AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	2,151,800
230,000		International Speedway Corp., 4.200%, 4/15/2009	223,393
1,170,000		International Speedway Corp., 5.400%, 4/15/2014	1,174,210
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,276,662
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--continued
$2,550,000		Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006	$2,567,926
200,000		Walt Disney Co., Sr. Note, 5.620%, 12/1/2008	200,004
		TOTAL	7,593,995
		Consumer Cyclical - Retailers--0.2%
866,805	1,2	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	841,333
900,000		Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005	900,486
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,113,000
		TOTAL	2,854,819
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,488,842
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.500%, 10/1/2010	66,424
		Consumer Non-Cyclical Food/Beverage--0.4%
850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	835,091
100,000		General Foods Co., Deb., 7.000%, 6/15/2011	100,275
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,271,645
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	196,137
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	262,518
		TOTAL	5,665,666
		Consumer Non-Cyclical Healthcare--0.2%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,024,980
880,000	1,2	Medtronic, Inc., Note, 4.375%, 9/15/2010	860,438
1,490,000	1,2	Quest Diagnostic, Inc., Note, 5.450%, 11/1/2015	1,486,171
		TOTAL	3,371,589
		Consumer Non-Cyclical Pharmaceuticals--0.4%
1,740,000		Genentech, Inc., Note, 4.750%, 7/15/2015	1,694,221
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	443,044
50,000		Merck & Co., Inc., Note, 5.250%, 7/1/2006	50,157
215,000,000		Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008	1,807,622
670,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/1/2018	748,390
1,400,000		Wyeth, Unsecd. Note, 5.500%, 2/1/2014	1,406,076
		TOTAL	6,149,510
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Supermarkets--0.1%
$1,500,000		Kroger Co., 7.500%, 4/1/2031	$1,570,749
		Consumer Non-Cyclical Tobacco--0.1%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	898,001
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	902,313
		TOTAL	1,800,314
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.750%, 5/1/2011	1,076,200
1,940,000		Canadian Natural Resources Ltd., 4.900%, 12/1/2014	1,903,800
100,000		Enron Oil & Gas Co., Note, 6.000%, 12/15/2008	103,832
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,011,570
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	153,795
1,713,500	1,2	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,652,825
		TOTAL	5,902,022
		Energy - Integrated--1.2%
100,000		BP PLC, Deb., 8.750%, 3/1/2032	145,146
50,000		ChevronTexaco Corp., 5.700%, 12/1/2008	50,000
4,150,000		Conoco, Inc., 7.250%, 10/15/2031	5,144,423
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,113,961
4,118,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	4,707,780
1,200,000	1,2	Statoil ASA, 5.125%, 4/30/2014	1,204,968
		TOTAL	17,366,278
		Energy - Refining--0.4%
2,725,000		Valero Energy Corp., 7.500%, 4/15/2032	3,244,123
1,830,000		Valero Energy Corp., Note, 4.750%, 4/1/2014	1,762,242
		TOTAL	5,006,365
		Financial Institution - Banking--4.2%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006	1,014,970
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,151,525
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	51,711
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	254,580
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	103,330
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,544,402
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,979,380
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	157,740
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.500%, 8/15/2013	1,016,610
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.900%, 10/1/2007	$103,466
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	103,561
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,462,047
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,621,944
2,800,000		HSBC Finance Corp., 4.750%, 4/15/2010	2,758,840
1,000,000		HSBC Finance Corp., 5.000%, 6/30/2015	965,880
4,000,000		Household Finance Corp., 7.000%, 5/15/2012	4,361,480
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	505,780
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.750%, 5/15/2007	101,254
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.500%, 1/15/2007	100,691
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.750%, 9/15/2007	50,719
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.400%, 9/15/2009	52,217
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.700%, 9/15/2009	158,181
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.200%, 7/15/2006	304,530
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,092,281
2,500,000		J.P. Morgan Chase & Co., 5.750%, 1/2/2013	2,584,575
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,810
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	106,171
300,000,000		KFW International Finance, 1.750%, 3/23/2010	2,623,529
300,000		LaSalle Bank Midwest, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	305,166
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.400%, 3/15/2010	2,639,277
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	1,954,400
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	2,802,838
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,259,950
1,433,333	1,2	Regional Diversified Funding, 9.250%, 3/15/2030	1,660,416
500,000		SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008	533,875
1,660,000	1,2	Sovereign Bancorp, Inc., Sr. Note, 4.800%, 9/1/2010	1,623,382
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	323,568
470,000	1,2	Swedbank, Sub., 7.500%, 11/29/2049	481,529
2,180,000		U.S. Bank, N.A., Sub. Note, 4.950%, 10/30/2014	2,149,981
1,000,000		Wachovia Bank N.A., 4.800%, 11/1/2014	968,700
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,240,798
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	5,121,455
2,000,000		Washington Mutual, Inc., Note, 4.000%, 1/15/2009	1,940,900
		TOTAL	60,363,439
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--1.6%
$3,010,000		Amvescap PLC, Note, 4.500%, 12/15/2009	$2,930,145
30,000		Associates Corp. of North America, Sr. Note, 6.250%, 11/1/2008	31,071
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	256,602
2,645,000	1,2	FMR Corp., Bond, 7.570%, 6/15/2029	3,269,088
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,566,425
1,500,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	1,490,025
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.350%, 10/1/2009	917,320
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,314,149
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	100,376
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	420,036
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	2,190,422
2,500,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	2,597,525
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.050%, 9/29/2010	193,456
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	249,950
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	553,283
440,000		Nuveen Investments, 5.000%, 9/15/2010	432,441
440,000		Nuveen Investments, 5.500%, 9/15/2015	430,135
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,257,380
		TOTAL	22,199,829
		Financial Institution - Finance Noncaptive--1.6%
2,000,000	1,2	American International Group, Inc., 4.700%, 10/1/2010	1,965,100
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.850%, 1/15/2015	1,719,203
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	116,754
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%, 2/15/2008	49,755
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%, 5/15/2013	50,218
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%, 2/15/2013	75,250
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,037,626
230,000		General Electric Capital Corp., Note, Series A, 4.129%, 6/11/2008	229,370
240,000		General Electric Capital Corp., Note, Series A, 4.175%, 5/30/2008	239,388
150,000		General Electric Capital Corp., Note, Series A, 4.734%, 2/20/2009	149,898
125,000,000		General Electric Capital Corp., Sr. Unsub., 0.100%, 12/20/2005	1,043,344
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.250%, 4/15/2013	$1,001,720
1,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,302,563
150,000		International Lease Finance Corp., Note, Series M, 5.800%, 8/15/2007	152,214
6,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.500%, 6/20/2006	6,053,040
3,340,000		SLM Corp., Floating Rate Note, 4.994%, 12/15/2014	3,300,020
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	906,170
		TOTAL	22,391,633
		Financial Institution - Insurance - Life--0.7%
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,707,432
75,000		CIGNA Corp., Note, 7.400%, 5/15/2007	77,426
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	898,926
360,000	1,2	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	385,463
3,000,000	1,2	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,325,200
1,000,000	1,2	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,007,430
395,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/1/2015	395,099
		TOTAL	10,796,976
		Financial Institution - Insurance - P&C--0.5%
6,000,000	1,2	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,875,200
1,000,000	1,2	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	996,710
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	267,185
		TOTAL	7,139,095
		Foreign-Local-Government--0.3%
900,000		Ontario, Province of, 4.375%, 2/15/2013	878,895
290,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	2,546,970
1,000,000		Quebec, Province of, 5.500%, 4/11/2006	1,003,780
		TOTAL	4,429,645
		Municipal Services--0.1%
790,000	1,2	Army Hawaii Family Housing, 5.524%, 6/15/2050	794,965
		Sovereign--0.4%
400,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	3,509,724
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,624,500
		TOTAL	5,134,224
Principal Amount			Value
		CORPORATE BONDS--continued
		State/Provincial--0.2%
$1,400,000		New South Wales, State of, Local Gov't. Guarantee, 6.500%, 5/1/2006	$1,038,414
1,400,000		New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/1/2008	1,088,107
		TOTAL	2,126,521
		Technology--0.9%
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	4,674,320
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	411,132
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	504,900
2,500,000		Hewlett-Packard Co., Note, 6.500%, 7/1/2012	2,691,150
500,000		IBM Corp., 4.875%, 10/1/2006	500,590
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,484,202
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	104,669
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,832,500
		TOTAL	13,203,463
		Transportation - Airlines--0.1%
1,800,000		Southwest Airlines Co., 6.500%, 3/1/2012	1,891,584
		Transportation - Railroads--0.5%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,687,442
2,030,000		Burlington Northern, Inc., Mtg. Bond, 9.250%, 10/1/2006	2,100,502
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,223,978
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,517,833
		TOTAL	7,529,755
		Transportation - Services--0.0%
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	569,561
		Utility - Electric--1.5%
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,525,100
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,039,420
1,256,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	1,264,591
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	269,143
1,000,000		FirstEnergy Corp., 5.500%, 11/15/2006	1,004,762
1,730,000		MidAmerican Energy Co., 4.650%, 10/1/2014	1,648,742
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	605,658
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,321,870
710,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	719,961
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 3/1/2011	$2,918,484
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	306,918
1,000,000		Progress Energy Carolinas, Inc., 1st Mtg. Bond, 6.800%, 8/15/2007	1,029,110
1,050,000		Public Service Electric & Gas Co., 1st Ref. Mtg., Series UU, 6.750%, 3/1/2006	1,055,240
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,951,520
1,150,000		Scottish Power PLC, 4.910%, 3/15/2010	1,141,237
		TOTAL	20,801,756
		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	206,684
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,556,247
		TOTAL CORPORATE BONDS (IDENTIFIED COST $371,231,805)	371,597,500
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
62,013		FNMA ARM 681769, 1/1/2033	61,327
		Government National Mortgage Association--0.0%
8,611		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,624
3,737		GNMA2 ARM 8717, 10/20/2025	3,771
		TOTAL	12,395
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $76,738)	73,722
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
115,752	1,2	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	115,752
		Rate Reduction Bond--0.0%
137,694		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	138,771
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $251,193)	254,523
		COMMON STOCKS & WARRANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants	0
189		Lucent Technologies, Inc., Warrants	117
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $314)	117
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,206)	1,977,884
Principal Amount			Value
		GOVERNMENT AGENCIES--10.2%
$1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	$1,439,068
1,000,000		Federal Farm Credit System, Bond, 4.750%, 12/12/2013	976,400
1,500,000		Federal Farm Credit System, Bond, 6.030%, 12/29/2010	1,572,783
650,000		Federal Farm Credit System, Note, Series MTN, 6.380%, 11/27/2006	660,465
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.820%, 3/16/2009	1,059,302
2,000,000		Federal Home Loan Bank System, Bond, 2.500%, 4/4/2014	1,996,315
1,500,000		Federal Home Loan Bank System, Bond, 2.500%, 6/18/2007	1,447,050
1,000,000		Federal Home Loan Bank System, Bond, 3.750%, 8/15/2008	973,140
100,000		Federal Home Loan Bank System, Bond, 4.000%, 12/19/2011	94,741
200,000		Federal Home Loan Bank System, Bond, 4.220%, 7/30/2010	193,164
150,000		Federal Home Loan Bank System, Bond, 5.000%, 4/15/2014	145,415
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	195,454
1,000,000		Federal Home Loan Bank System, Bond, 5.170%, 2/25/2014	975,732
100,000		Federal Home Loan Bank System, Bond, 6.040%, 2/4/2008	102,516
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	155,084
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	441,814
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.500%, 12/30/2008	399,852
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.000%, 6/22/2009	145,578
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.520%, 1/20/2009	61,148
1,000,000		Federal Home Loan Bank System, Bond, Series FI11, 6.250%, 3/1/2011	1,002,575
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	204,324
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,500
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,789
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.170%, 10/2/2008	1,435,016
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.200%, 6/4/2018	191,293
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.450%, 11/27/2006	349,162
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.000%, 6/4/2010	192,103
535,000		Federal Home Loan Bank System, Series NV09, 6.500%, 11/13/2009	565,742
200,000		Federal Home Loan Mortgage Corp., Bond, 4.000%, 3/26/2015	192,517
200,000		Federal Home Loan Mortgage Corp., Note, 4.000%, 12/30/2013	185,520
200,000		Federal Home Loan Mortgage Corp., Note, 4.100%, 10/19/2009	193,617
100,000		Federal Home Loan Mortgage Corp., Note, 4.350%, 11/21/2006	99,669
50,000		Federal Home Loan Mortgage Corp., Note, 4.750%, 12/16/2010	49,013
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	603,292
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.500%, 9/15/2007	980,354
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 10/24/2014	96,974
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$5,000,000		Federal National Mortgage Association, 3.250%, 1/15/2008	$4,856,317
35,000,000		Federal National Mortgage Association, 4.000%, 6/23/2008	34,376,391
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,992,775
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,589,704
33,250,000		Federal National Mortgage Association, Note, 2.500%, 8/11/2006	32,766,698
1,500,000		Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,460,343
1,000,000		Federal National Mortgage Association, Note, 4.250%, 7/15/2007	993,690
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,246,667
600,000		Federal National Mortgage Association, Note, 5.000%, 1/15/2007	602,367
8,000,000		Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,018,850
870,000,000		Federal National Mortgage Association, Note, Series EMTN, 1.750%, 3/26/2008	7,510,567
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.000%, 10/28/2009	1,032,648
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.330%, 8/1/2013	51,479
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,069,232
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $148,689,795)	146,146,209
		GOVERNMENTS/AGENCIES--2.8%
		Sovereign--2.8%
2,800,000		Austria, Government of, Bond, 5.000%, 1/15/2008	3,448,211
800,000		Bundesrepublic Deutschland, Bond, 3.750%, 7/4/2013	969,753
4,820,000		Bundesschatzanweisungen, Note, 2.500%, 3/23/2007	5,665,734
1,100,000		Canada, Government of, 5.000%, 6/1/2014	1,008,542
2,250,000		Canada, Government of, 5.250%, 6/1/2012	2,071,180
1,470,000		Canada, Government of, Bond, 3.000%, 6/1/2007	1,246,170
2,800,000		Germany, Government of, 4.750%, 7/4/2028	3,774,643
1,800,000		Germany, Government of, Bond, 4.500%, 8/18/2006	2,149,357
3,600,000		Ireland, Government of, Bond, 3.250%, 4/18/2009	4,284,957
270,000,000		Italy, Government of, 0.650%, 3/20/2009	2,272,160
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,483,372
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	5,863,031
3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	424,949
750,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	1,317,116
1,425,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	2,567,209
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $39,476,999)	40,546,384
Principal Amount			Value
		U.S. TREASURY--16.6%
		U.S. Treasury Bonds--2.2%
$2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	$2,355,289
8,465,000	3	United States Treasury Bond, 5.375%, 2/15/2031	9,302,241
1,343,000		United States Treasury Bond, 6.000%, 2/15/2026	1,548,287
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,814,429
1,300,000		United States Treasury Bond, 6.250%, 8/15/2023	1,521,330
6,000,000	3	United States Treasury Bond, 6.250%, 5/15/2030	7,271,148
2,200,000		United States Treasury Bond, 6.500%, 11/15/2026	2,687,619
300,000		United States Treasury Bond, 6.750%, 8/15/2026	375,721
		TOTAL	30,876,064
		U.S. Treasury Notes--14.4%
58,280,320		U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015	55,873,978
41,000,000	3	United States Treasury Note, 3.500%, 2/15/2010	39,540,863
6,300,000	3	United States Treasury Note, 3.875%, 7/15/2010	6,154,881
17,000,000	3	United States Treasury Note, 3.875%, 2/15/2013	16,357,874
5,250,000	3	United States Treasury Note, 4.000%, 2/15/2015	5,039,608
50,000,000	3	United States Treasury Note, 4.125%, 8/15/2010	49,346,480
30,000,000	3	United States Treasury Note, 4.250%, 11/15/2014	29,375,016
5,000,000	3	United States Treasury Note, 4.375%, 8/15/2012	4,969,315
		TOTAL	206,658,015
		TOTAL U.S. TREASURY (IDENTIFIED COST $236,861,046)	237,534,079
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
40,541		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	42,662
		Government National Mortgage Association--0.1%
69,187		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	73,519
4,371		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	4,651
12,333		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	13,106
1,959		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	2,081
8,240		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	8,756
1,212		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	1,311
453,273		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	473,176
14,888		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	15,693
25,365		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	26,479
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$4,623		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	$4,822
589,717		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	559,998
189,983		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	200,736
		TOTAL	1,384,328
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,384,075)	1,426,990
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
		Federal Home Loan Mortgage Corp.--0.0%
296,036		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.000%, 4/15/2023	297,245
		Federal National Mortgage Association--0.0%
47,119		Federal National Mortgage Association REMIC 1988-16 B, 9.500%, 6/25/2018	51,053
18,029		Federal National Mortgage Association REMIC 1989-35 G, 9.500%, 7/25/2019	19,705
		TOTAL	70,758
		Non-Agency Mortgage--0.0%
18,714	1	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.698%, 1/28/2027	14,784
		Structured Product (ABS)--0.6%
8,447,964		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.850%, 9/13/2045	8,111,397
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,855,194)	8,494,184
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365%, $3.18, Annual Dividend (IDENTIFIED COST $1,003,086)	1,068,900
		MUNICIPAL BOND--0.1%
		Consumer Cyclical - Services--0.1%
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $745,574)	757,944
		MUTUAL FUNDS--40.9%4
1,376,289		Emerging Markets Fixed Income Core Fund	24,885,006
47,972,559		Federated Mortgage Core Portfolio	473,489,153
13,074,465		High Yield Bond Portfolio	87,468,169
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $589,356,129)	585,842,328
Principal Amount			Value
		REPURCHASE AGREEMENTS--15.5%
$48,393,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000.	$48,393,000
87,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which Bear Stearns and Co., will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,000,112,222 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,030,001,392 (held as collateral for securities lending).	87,000,000
86,267,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which CS First Boston Corp., will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $1,000,112,222 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,020,003,312 (held as collateral for securities lending).	86,267,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	221,660,000
		TOTAL INVESTMENTS--113.0% (IDENTIFIED COST $1,621,606,154)5	1,617,380,764
		OTHER ASSETS AND LIABILITIES - NET--(13.0)%	(185,802,817)
		TOTAL NET ASSETS--100%	$1,431,577,947

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $35,337,322 which represents 2.5% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2005, these securities amounted to $35,322,538 which represents 2.5% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $1,623,508,903.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Investments in repurchase agreements	$221,660,000
Investments in securities, including $585,842,328 of investments in affiliated issuers (Note 5) and $168,344,390 of securities loaned	1,395,720,764
Total investments in securities, at value (identified cost $1,621,606,154)		$1,617,380,764
Cash		15,700
Cash denominated in foreign currency (identified cost $100,122)		94,118
Income receivable		10,062,344
Receivable for shares sold		1,609,520
Receivable for foreign currency exchange contracts		877,113
TOTAL ASSETS		1,630,039,559
Liabilities:
Payable for investments purchased	16,000,000
Payable for shares redeemed	4,701,421
Income distribution payable	3,077,078
Payable for foreign currency exchange contracts	774,433
Payable for collateral due to broker	173,267,000
Payable for distribution services fee (Note 5)	113,576
Payable for shareholder services fee (Note 5)	160,878
Accrued expenses	367,226
TOTAL LIABILITIES		198,461,612
Net assets for 136,018,350 shares outstanding		$1,431,577,947
Net Assets Consist of:
Paid-in capital		$1,438,102,078
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(4,149,248)
Accumulated net realized loss on investments and foreign currency transactions		(4,794,080)
Undistributed net investment income		2,419,197
TOTAL NET ASSETS		$1,431,577,947

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($605,292,283 ÷ 57,511,001 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share	$10.52
Institutional Service Shares:
Net asset value per share ($612,226,084 ÷ 58,168,906 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share	$10.52
Class A Shares:
Net asset value per share ($92,425,258 ÷ 8,781,512 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share (100/95.50 of $10.52)1	$11.02
Redemption proceeds per share	$10.52
Class B Shares:
Net asset value per share ($49,204,829 ÷ 4,675,135 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share (94.50/100 of $10.52)1	$9.94
Class C Shares:
Net asset value per share ($44,838,165 ÷ 4,260,246 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share (100/99.00 of $10.52)1	$10.63
Redemption proceeds per share (99.00/100 of $10.52)1	$10.41
Class K Shares:
Net asset value per share ($27,591,328 ÷ 2,621,550 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share	$10.52

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (including income received from affiliated issuers of $29,562,768) (Note 5)		$29,734,020
Investment income allocated from affiliated partnership (Note 5)		2,798,938
Interest (including income on securities loaned of $197,573)		40,026,118
TOTAL INCOME		72,559,076
Expenses:
Investment adviser fee (Note 5)	$5,646,398
Administrative personnel and services fee (Note 5)	1,130,276
Custodian fees	81,135
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	264,823
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	386,039
Transfer and dividend disbursing agent fees and expenses--Class A Shares	77,687
Transfer and dividend disbursing agent fees and expenses--Class B Shares	53,226
Transfer and dividend disbursing agent fees and expenses--Class C Shares	34,979
Transfer and dividend disbursing agent fees and expenses--Class K Shares	86,241
Directors'/Trustees' fees	13,771
Auditing fees	27,376
Legal fees	10,454
Portfolio accounting fees	224,790
Distribution services fee--Institutional Service Shares (Note 5)	1,555,044
Distribution services fee--Class A Shares (Note 5)	207,215
Distribution services fee--Class B Shares (Note 5)	410,771
Distribution services fee--Class C Shares (Note 5)	371,119
Distribution services fee--Class K Shares (Note 5)	147,381
Shareholder services fee--Institutional Shares (Note 5)	1,432,418
Shareholder services fee--Institutional Service Shares (Note 5)	1,522,834
Shareholder services fee--Class A Shares (Note 5)	203,628
Shareholder services fee--Class B Shares (Note 5)	136,923
Shareholder services fee--Class C Shares (Note 5)	122,537
Share registration costs	106,495
Printing and postage	54,404
Insurance premiums	20,312
Taxes	70,305
Miscellaneous	11,145
Expenses before allocation	14,409,726
Expenses allocated from partnership	19,695
TOTAL EXPENSES	14,429,421

Statement of Operations - continued

Waivers/Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,949,530)
Waiver of administrative personnel and services fee	(54,637)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(21,871)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(120,563)
Waiver of distribution services fee--Institutional Service Shares	(1,244,036)
Waiver of shareholder services fee--Institutional Shares	(1,432,418)
Reimbursement of shareholder services fee--Institutional Service Shares	(34,442)
TOTAL WAIVERS AND REIMBURSEMENT		$(5,857,497)
Net expenses			$8,571,924
Net investment income			63,987,152
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments and foreign currency transactions (including realized gain of $3,043,175 on sales of investments in affiliated issuers)			(1,008,617)
Net realized gain allocated from partnership			1,461,642
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(36,358,608)
Net realized and unrealized loss on investments and foreign currency transactions			(35,905,583)
Change in net assets resulting from operations			$28,081,569

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,987,152	$57,118,894
Net realized gain on investments including allocation from partnership and foreign currency transactions	453,025	6,056,908
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(36,358,608)	(2,064,689)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,081,569	61,111,113
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(27,711,479)	(25,574,037)
Institutional Service Shares	(28,295,273)	(23,546,457)
Class A Shares	(3,545,872)	(2,927,566)
Class B Shares	(2,076,435)	(2,490,457)
Class C Shares	(1,890,600)	(2,200,422)
Class K Shares	(1,202,438)	(999,361)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,722,097)	(57,738,300)
Share Transactions:
Proceeds from sale of shares	557,872,776	520,502,434
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	79,497,244
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	89,783,777
Proceeds from shares issued in connection with the tax-free transfer of assets from UB Fixed Income Common Trust Fund	--	10,309,028
Net asset value of shares issued to shareholders in payment of distributions declared	30,125,554	26,973,070
Cost of shares redeemed	(491,915,324)	(523,189,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	96,083,006	203,876,184
Change in net assets	59,442,478	207,248,997
Net Assets:
Beginning of period	1,372,135,469	1,164,886,472
End of period (including undistributed net investment income of $2,419,197 and $3,290,053, respectively)	$1,431,577,947	$1,372,135,469

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On December 12, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	1
Institutional Service Shares	4,805,900	$51,951,780	$2,097,055
Class C Shares	2,638,830	$28,525,756	$298,971

Net Assets of Fund Prior to Combination		Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735		$80,477,536	$1,248,003,271

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Intermediate Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Bank North Intermediate Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	1
Institutional Service Shares	8,336,469	$89,783,777	$1,699,081

Net Assets of Fund Prior to Combination		Net Assets of Bank North Intermediate Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,225,288,563		$89,783,777	$1,315,072,340

1 Unrealized appreciation is included in the Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received amount shown above.

On October 25, 2004, the Fund received a tax-free transfer of assets from the UB Fixed Income Common Trust Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	1
Institutional Service Shares	948,393	$10,309,028	$222,256

Net Assets of Fund Prior to Combination		Net Assets of UB Fixed Income Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,351,842,168		$10,309,028	$1,362,151,196

1 Unrealized appreciation is included in the Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent fees and expenses and distribution and service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/14/2005	16,298,348 Euro Dollar	$20,107,435	$19,230,322	$877,113
Contracts Sold:
12/14/2005	16,298,348 Euro Dollar	20,004,755	19,230,322	(774,433)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$102,680

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities that is invested in short-term securities, including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$168,344,390	$173,267,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.698%, 1/28/2027	2/4/1998	$16,952

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,932,970	$267,724,329	22,327,061	$240,488,052
Shares issued to shareholders in payment of distributions declared	637,223	6,829,922	589,235	6,353,940
Shares redeemed	(17,367,639)	(186,193,775)	(20,977,196)	(225,869,104)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,202,554	$88,360,476	1,939,100	$20,972,888

Year Ended November 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,623,422	$210,622,689	18,348,308	$170,716,700
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	4,805,900	51,951,780
Shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	--	8,336,469	89,783,777
Shares issued in connection with the tax-free transfer of assets from UB Fixed Income Common Trust Fund	--	--	948,393	10,309,028
Shares issued to shareholders in payment of distributions declared	1,539,713	16,503,375	1,298,051	13,997,065
Shares redeemed	(20,873,552)	(223,837,763)	(17,018,746)	(183,439,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	289,583	$3,288,301	16,718,375	$153,318,886

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,580,610	$49,120,144	3,338,907	$35,886,272
Shares issued to shareholders in payment of distributions declared	261,642	2,803,317	218,532	2,356,906
Shares redeemed	(2,711,765)	(29,073,705)	(5,715,399)	(61,886,574)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,130,487	$22,849,756	(2,157,960)	$(23,643,396)

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	401,752	$4,313,936	695,424	$7,412,473
Shares issued to shareholders in payment of distributions declared	144,733	1,551,978	168,424	1,816,390
Shares redeemed	(1,410,227)	(15,121,395)	(1,988,786)	(21,446,125)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(863,742)	$(9,255,481)	(1,124,938)	$(12,217,262)

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	824,793	$8,846,131	1,287,267	$42,324,348
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	2,638,830	28,525,756
Shares issued to shareholders in payment of distributions declared	115,236	1,235,856	134,664	1,451,961
Shares redeemed	(1,724,330)	(18,484,817)	(2,058,890)	(22,192,293)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(784,301)	$(8,402,830)	2,001,871	$50,109,772

Year Ended November 30	2005		2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,606,539	$17,245,547	2,099,848	$22,694,297
Shares issued to shareholders in payment of distributions declared	112,044	1,201,106	92,518	996,808
Shares redeemed	(1,799,537)	(19,203,869)	(777,789)	(8,355,809)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(80,954)	$(757,216)	1,414,577	$15,335,296
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,893,627	$96,083,006	18,791,025	$203,876,184

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and tax allocated income from partnerships.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$(433,422)	$(135,911)	$569,333

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2005 and 2004 was as follows:

	2005	2004
Ordinary income1	$64,722,097	$57,738,300

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$5,598,955
Net unrealized depreciation	$(6,154,677)
Capital loss carryforward	$(2,891,331)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2005, the cost of investments for federal tax purposes was $1,623,508,903. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $6,128,139. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,072,544 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,200,683.

At November 30, 2005, the Fund had a capital loss carryforward of $(2,891,331) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

The Fund used capital loss carryforwards of $(987,798) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the Adviser voluntarily waived $2,949,530 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, FSC voluntarily waived $1,244,036 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $418,882 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $15,330 in sales charges from the sale of Class A Shares. FSC also retained $763 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC voluntarily waived $1,432,418 of its fee. For the year ended November 30, 2005, FSSC retained $197,386 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 9, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $34,442 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended November 30, 2005 are as follows:

Affiliates	Purchase Cost	Sales Proceeds	Dividend Income or Income Allocated From Partnerships	Value
Emerging Markets Fixed Income Core Fund	$ 14,000,000	$ 38,542,000	$ 2,798,938	$ 24,885,006
Federated Mortgage Core Portfolio	111,900,204	30,000,000	21,131,205	473,489,153
High Yield Bond Portfolio	20,431,563	56,800,000	8,431,563	87,468,169
TOTAL OF AFFILIATED TRANSACTIONS	$146,331,767	$125,342,000	$32,361,706	$585,842,328

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005 were as follows:

Purchases	$320,613,195
Sales	$300,341,436

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2005, 0.17% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30,2005, 0.09% qualify for the dividend received deduction available to corporate shareholders.

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund") (one of the portfolios constituting Federated Total Return Series, Inc.) as of November 30, 2005, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2004 and the financial highlights for each of the three years in the period then ended, and for the period ended November 30, 2001 were audited by another Independent Registered Public Accounting Firm whose report, dated January 21, 2005, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. at November 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVIE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations:. Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions: Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28142 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.25
Income From Investment Operations:
Net investment income	0.51	0.52 [2]	0.52	0.64	0.67
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.04	0.13	(0.02)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.56	0.65	0.62	1.10
Less Distributions:
Distributions from net investment income	(0.52)	(0.52)	(0.52)	(0.63)	(0.67)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.52)	(0.52)	(0.52)	(0.68)	(0.67)
Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Total Return [3]	2.32%	5.35%	6.21%	6.10%	10.99%

Ratios to Average Net Assets:
Net expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income	4.79%	4.82%	4.73%	6.10%	6.32%
Expense waiver/reimbursement [4]	0.46%	0.49%	0.46%	0.48%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$605,292	$532,223	$509,354	$442,668	$347,242
Portfolio turnover	37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005	[1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.79		$10.75	$10.62	$10.68	$10.25
Income From Investment Operations:
Net investment income	0.48		0.49 [2]	0.48	0.61	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)		0.04	0.14	(0.02)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.53	0.62	0.59	1.07
Less Distributions:
Distributions from net investment income	(0.49)		(0.49)	(0.49)	(0.60)	(0.64)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.49)		(0.49)	(0.49)	(0.65)	(0.64)
Net Asset Value, End of Period	$10.52		$10.79	$10.75	$10.62	$10.68
Total Return [3]	2.03	% [4]	5.03%	5.90%	5.79%	10.66%

Ratios to Average Net Assets:
Net expenses	0.64%		0.66%	0.65%	0.66%	0.65%
Net investment income	4.49%		4.52%	4.41%	5.80%	5.99%
Expense waiver/reimbursement [5]	0.44%		0.45%	0.42%	0.43%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$612,226		$624,721	$442,611	$253,207	$190,476
Portfolio turnover	37%		16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return. (See Notes to Financial Statements, Note 5.)

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 1,000.40	$1.81
Institutional Service Shares	$1,000	$ 999.00	$3.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$ 1,023.26	$1.83
Institutional Service Shares	$1,000	$ 1,021.86	$3.24

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.36%
Institutional Service Shares	0.64%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.32% for Institutional Shares and 2.03% for Institutional Service Shares. By comparison, during the 12-month reporting period the total return of the Lehman Brothers U.S. Aggregate Bond Index, the fund's benchmark index ("LBAB"), 1 was 2.40%, and the total return of the fund's peer group, as represented by the Lipper Intermediate Investment Grade Debt Category Average, 2 was 1.85%. The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LBAB.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities of different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the allocation of portfolio assets to debt securities denominated in foreign currencies. These were the most significant factors affecting the fund's performance relative to the LBAB over the most recently completed fiscal year.

1 The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling in the category indicated. They do not reflect sales charges.

DURATION 3

Duration management is a significant component of the fund's investment strategy and had a positive impact on fund performance during the reporting period. As of November 30, 2005, the fund's average effective duration was 4.1 years, as compared to duration of 4.6 years for the LBAB. For much of the past fiscal year, the fund's duration was on average 5%-10% shorter than the duration of the LBAB, in anticipation of a rise in interest rates as the overall U.S. economy improved. 4 In retrospect, the overall trend in interest rate levels was generally higher over the past year, as the Federal Reserve Board (the "Fed") raised the Federal Funds Target Rate on eight consecutive occasions for a total of 2.00%. However, the fund's shortened duration position (relative to the LBAB) cushioned net asset value decline and, therefore, contributed to fund performance during the reporting period.

MATURITY AND YIELD CURVE

Over the 12-month reporting period, short-term to intermediate-term interest rates rose, while long-term interest rates actually fell slightly (and, as a result, the yield curve flattened, a common characteristic of a strengthening economy). Since, in general, the value of a bond decreases as interest rates increase, fund management attempted to position the fund in the parts of the yield curve where interest rates were rising more gradually or not at all. Specifically, relative to the LBAB, fund management purchased more bonds with short-and long-term maturities and avoided intermediate-term bonds (commonly referred to as a "barbelled yield curve strategy"). This barbelled yield curve strategy worked as intended and contributed to fund performance during the past fiscal year.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

SECTOR ALLOCATION 5

During the 12-month reporting period, as compared to the LBAB, while the fund periodically changed sector targets, it generally allocated a portion (5%-10% of assets) of its portfolio to a combination of domestic high yield 6 and emerging market bonds 7 and less of its portfolio to U.S. government debt securities (commonly referred to as the "U.S. Treasury and Agency sectors"). Fund management used this sector allocation strategy since bonds of lower credit quality tend to outperform bonds of higher credit quality in an improving economy. Since during the 12-month reporting period higher yields were, in fact, available in the domestic high yield and emerging market bond sectors (as compared to the U.S. Treasury sector), this sector allocation strategy contributed to the fund's performance. As points of reference, the 12-month total return for the high quality LBAB was 2.40%, relative to 3.38% for the Lehman Brothers U.S. Corporate High Yield Index 8 and the 12.26% return for the Lehman Brothers Emerging Market Bond Index. 9 Creating an additional slight positive effect on the portfolio was the mortgage sector positioning. For much of the reporting period, the fund had a slight underweight to mortgage securities (relative to the LBAB), a sector which underperformed and thus modestly added to fund performance relative to the LBAB. A slight negative influence on fund performance was caused by an overweight to the higher quality corporate bond sector during the months of March and April 2005, two months in which corporate bonds significantly underperformed comparable duration U.S. treasuries as well as the LBAB.

5 Funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investment are diversified.

6 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

7 Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

8 The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The Lehman Brothers U.S. Corporate High-Yield Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Investments cannot be made in an index.

9 The Lehman Brothers Emerging Market Bond Index is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela. The Lehman Brothers Emerging Market Bond Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. Investments cannot be made in an index.

FOREIGN CURRENCY 10

Throughout the reporting period, the fund generally maintained a constant allocation of 4%-5% of assets to debt securities denominated in foreign currencies. Foreign currency exposure is typically employed as a strategy when it is anticipated that the value of the U.S. dollar will fall in relation to foreign currency valuations. Given the large and growing "twin deficits" (both the current account trade and fiscal budget deficits of the U.S. government), fund management believed that the U.S. dollar valuation would fall. In effect, however, the valuation of the U.S. dollar (relative to foreign currencies) rose which decreased the value of foreign currency holdings and thus detracted from overall fund performance.

10 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

GROWTH OF A $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Total Return Bond Fund (Institutional Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2005
1 Year	2.32%
5 Years	6.16%
Start of Performance (10/1/1996)	6.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBAB and LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2005
1 Year	2.03%
5 Years	5.84%
Start of Performance (10/1/1996)	6.41%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBAB and LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	63.9%	Aaa	64.6%
AA	1.6%	Aa	3.2%
A	9.2%	A	8.2%
BBB	10.5%	Baa	11.1%
BB	6.4%	Ba	4.6%
B	3.9%	B	4.3%
CCC	0.7%	Caa	1.2%
Not Rated by S&P 3	1.4%	Not Rated by Moody's 3	0.4%
Other Securities [4]	0.0%	Other Securities [4]	0.0%
Securities Lending Collateral [5]	12.1%	Securities Lending Collateral [5]	12.1%
Cash Equivalents [6]	5.6%	Cash Equivalents [6]	5.6%
Other Assets and Liabilities--Net [7]	(15.3)%	Other Assets and Liabilities--Net [7]	(15.3)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and other assets and liabilities owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.1% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality rating by either of these NRSROs.

4 Other Securities includes warrants that do not qualify for credit ratings from an NRSRO. Represents less than 0.1%.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's portfolio composition 8 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [9]	43.8%
Corporate Debt Securities	32.8%
U.S. Treasury and Agency Securities [10]	16.7%
Government/Agencies	4.0%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Other Security Types [11]	0.1%
Securities Lending Collateral [5]	12.1%
Cash Equivalents [6]	5.6%
Other Assets and Liabilities--Net [7]	(15.3)%
TOTAL	100.0%

8 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

9 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

10 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

11 Other security types consist of preferred stock and warrants.

Portfolio of Investments

November 30, 2005

Principal Amount			Value
		CORPORATE BONDS--26.0%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.100%, 2/1/2015	$1,328,602
300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	306,471
		TOTAL	1,635,073
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.000%, 6/1/2015	627,029
195,000		Alcan, Inc., 5.750%, 6/1/2035	185,611
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,010,180
1,420,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,374,049
1,000,000		Inco Ltd., 5.700%, 10/15/2015	986,959
1,800,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,743,804
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,451,744
		TOTAL	8,379,376
		Basic Industry - Paper--0.8%
830,000		International Paper Co., 5.500%, 1/15/2014	811,856
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,934,398
380,000		Westvaco Corp., 7.650%, 3/15/2027	429,066
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,283,050
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,158,840
1,200,000		Weyerhaeuser Co., Note, 6.750%, 3/15/2012	1,262,820
		TOTAL	10,880,030
		Capital Goods - Aerospace & Defense--0.5%
1,150,000	[1,2]	BAE Systems Holdings, Inc., 4.750%, 8/15/2010	1,124,343
600,000	[1,2]	BAE Systems Holdings, Inc., 5.200%, 8/15/2015	583,812
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.054%, 11/15/2009	100,426
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,516,675
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,231,072
		TOTAL	7,556,328
		Capital Goods - Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.750%, 3/15/2006	2,493,332
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	$66,340
2,500,000		John Deere Capital Corp., Bond, 5.100%, 1/15/2013	2,498,125
100,000		John Deere Capital Corp., Sr. Note, Series D, 4.679%, 12/18/2009	100,244
		TOTAL	2,664,709
		Capital Goods - Diversified Manufacturing--0.5%
2,500,000		General Electric Co., Note, 5.000%, 2/1/2013	2,492,125
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	2,263,940
200,000		Textron Financial Corp., Note, Series E, 5.475%, 12/1/2007	200,314
2,450,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,430,424
		TOTAL	7,386,803
		Capital Goods - Environmental--0.2%
2,548,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,744,553
		Communications - Media & Cable--0.6%
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,108,680
3,000,000		Continental Cablevision, Sr. Note, 8.300%, 5/15/2006	3,046,080
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,653,384
		TOTAL	7,808,144
		Communications - Media Noncable--1.0%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,859,069
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,027,819
2,050,000		New York Times Co., 4.500%, 3/15/2010	1,991,759
1,610,000		New York Times Co., 5.000%, 3/15/2015	1,538,339
230,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	269,413
1,670,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	1,607,124
860,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	867,138
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,797,667
		TOTAL	13,958,328
		Communications - Telecom Wireless--1.8%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	663,010
1,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	1,358,788
2,720,000		Citizens Communications Co., 9.000%, 8/15/2031	2,733,600
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	101,625
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	988,020
100,000		GTE California, Inc., Deb., 6.700%, 9/1/2009	102,465
125,000		GTE California, Inc., Deb., Series G, 5.500%, 1/15/2009	123,485
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--continued
$100,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	$100,576
100,000		GTE Northwest, Inc., Deb., Series D, 5.550%, 10/15/2008	100,035
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	101,367
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	101,813
200,000		Southwestern Bell Telephone Co., Deb., 7.200%, 10/15/2026	207,014
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,018,000
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	3,937,350
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,475,262
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,179,818
		TOTAL	26,292,228
		Consumer Cyclical - Automotive--2.7%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,924,962
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.200%, 7/15/2006	50,188
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,916,420
500,000		Ford Motor Credit Co., Note, 6.125%, 1/9/2006	498,149
12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	11,655,300
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	183,997
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	181,898
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,691,435
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,813,386
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	379,200
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	177,508
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	9,916,578
2,500,000		General Motors Corp., Note, 8.375%, 7/15/2033	1,700,000
1,000,000		General Motors Corp., Sr. Note, 6.375%, 5/1/2008	792,500
1,995,000		General Motors Corp., Unsecd. Note, 7.100%, 3/15/2006	1,945,125
		TOTAL	38,826,646
		Consumer Cyclical - Entertainment--0.5%
2,000,000		AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	2,151,800
230,000		International Speedway Corp., 4.200%, 4/15/2009	223,393
1,170,000		International Speedway Corp., 5.400%, 4/15/2014	1,174,210
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,276,662
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--continued
$2,550,000		Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006	$2,567,926
200,000		Walt Disney Co., Sr. Note, 5.620%, 12/1/2008	200,004
		TOTAL	7,593,995
		Consumer Cyclical - Retailers--0.2%
866,805	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	841,333
900,000		Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005	900,486
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,113,000
		TOTAL	2,854,819
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,488,842
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.500%, 10/1/2010	66,424
		Consumer Non-Cyclical Food/Beverage--0.4%
850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	835,091
100,000		General Foods Co., Deb., 7.000%, 6/15/2011	100,275
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,271,645
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	196,137
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	262,518
		TOTAL	5,665,666
		Consumer Non-Cyclical Healthcare--0.2%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,024,980
880,000	[1,2]	Medtronic, Inc., Note, 4.375%, 9/15/2010	860,438
1,490,000	[1,2]	Quest Diagnostic, Inc., Note, 5.450%, 11/1/2015	1,486,171
		TOTAL	3,371,589
		Consumer Non-Cyclical Pharmaceuticals--0.4%
1,740,000		Genentech, Inc., Note, 4.750%, 7/15/2015	1,694,221
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	443,044
50,000		Merck & Co., Inc., Note, 5.250%, 7/1/2006	50,157
215,000,000		Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008	1,807,622
670,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/1/2018	748,390
1,400,000		Wyeth, Unsecd. Note, 5.500%, 2/1/2014	1,406,076
		TOTAL	6,149,510
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Supermarkets--0.1%
$1,500,000		Kroger Co., 7.500%, 4/1/2031	$1,570,749
		Consumer Non-Cyclical Tobacco--0.1%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	898,001
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	902,313
		TOTAL	1,800,314
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.750%, 5/1/2011	1,076,200
1,940,000		Canadian Natural Resources Ltd., 4.900%, 12/1/2014	1,903,800
100,000		Enron Oil & Gas Co., Note, 6.000%, 12/15/2008	103,832
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,011,570
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	153,795
1,713,500	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,652,825
		TOTAL	5,902,022
		Energy - Integrated--1.2%
100,000		BP PLC, Deb., 8.750%, 3/1/2032	145,146
50,000		ChevronTexaco Corp., 5.700%, 12/1/2008	50,000
4,150,000		Conoco, Inc., 7.250%, 10/15/2031	5,144,423
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,113,961
4,118,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	4,707,780
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,204,968
		TOTAL	17,366,278
		Energy - Refining--0.4%
2,725,000		Valero Energy Corp., 7.500%, 4/15/2032	3,244,123
1,830,000		Valero Energy Corp., Note, 4.750%, 4/1/2014	1,762,242
		TOTAL	5,006,365
		Financial Institution - Banking--4.2%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006	1,014,970
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,151,525
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	51,711
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	254,580
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	103,330
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,544,402
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,979,380
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	157,740
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.500%, 8/15/2013	1,016,610
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.900%, 10/1/2007	$103,466
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	103,561
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,462,047
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,621,944
2,800,000		HSBC Finance Corp., 4.750%, 4/15/2010	2,758,840
1,000,000		HSBC Finance Corp., 5.000%, 6/30/2015	965,880
4,000,000		Household Finance Corp., 7.000%, 5/15/2012	4,361,480
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	505,780
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.750%, 5/15/2007	101,254
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.500%, 1/15/2007	100,691
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.750%, 9/15/2007	50,719
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.400%, 9/15/2009	52,217
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.700%, 9/15/2009	158,181
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.200%, 7/15/2006	304,530
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,092,281
2,500,000		J.P. Morgan Chase & Co., 5.750%, 1/2/2013	2,584,575
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,810
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	106,171
300,000,000		KFW International Finance, 1.750%, 3/23/2010	2,623,529
300,000		LaSalle Bank Midwest, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	305,166
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.400%, 3/15/2010	2,639,277
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	1,954,400
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	2,802,838
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,259,950
1,433,333	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	1,660,416
500,000		SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008	533,875
1,660,000	[1,2]	Sovereign Bancorp, Inc., Sr. Note, 4.800%, 9/1/2010	1,623,382
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	323,568
470,000	[1,2]	Swedbank, Sub., 7.500%, 11/29/2049	481,529
2,180,000		U.S. Bank, N.A., Sub. Note, 4.950%, 10/30/2014	2,149,981
1,000,000		Wachovia Bank N.A., 4.800%, 11/1/2014	968,700
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,240,798
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	5,121,455
2,000,000		Washington Mutual, Inc., Note, 4.000%, 1/15/2009	1,940,900
		TOTAL	60,363,439
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--1.6%
$3,010,000		Amvescap PLC, Note, 4.500%, 12/15/2009	$2,930,145
30,000		Associates Corp. of North America, Sr. Note, 6.250%, 11/1/2008	31,071
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	256,602
2,645,000	[1,2]	FMR Corp., Bond, 7.570%, 6/15/2029	3,269,088
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,566,425
1,500,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	1,490,025
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.350%, 10/1/2009	917,320
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,314,149
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	100,376
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	420,036
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	2,190,422
2,500,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	2,597,525
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.050%, 9/29/2010	193,456
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	249,950
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	553,283
440,000		Nuveen Investments, 5.000%, 9/15/2010	432,441
440,000		Nuveen Investments, 5.500%, 9/15/2015	430,135
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,257,380
		TOTAL	22,199,829
		Financial Institution - Finance Noncaptive--1.6%
2,000,000	[1,2]	American International Group, Inc., 4.700%, 10/1/2010	1,965,100
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.850%, 1/15/2015	1,719,203
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	116,754
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%, 2/15/2008	49,755
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%, 5/15/2013	50,218
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%, 2/15/2013	75,250
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,037,626
230,000		General Electric Capital Corp., Note, Series A, 4.129%, 6/11/2008	229,370
240,000		General Electric Capital Corp., Note, Series A, 4.175%, 5/30/2008	239,388
150,000		General Electric Capital Corp., Note, Series A, 4.734%, 2/20/2009	149,898
125,000,000		General Electric Capital Corp., Sr. Unsub., 0.100%, 12/20/2005	1,043,344
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.250%, 4/15/2013	$1,001,720
1,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,302,563
150,000		International Lease Finance Corp., Note, Series M, 5.800%, 8/15/2007	152,214
6,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.500%, 6/20/2006	6,053,040
3,340,000		SLM Corp., Floating Rate Note, 4.994%, 12/15/2014	3,300,020
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	906,170
		TOTAL	22,391,633
		Financial Institution - Insurance - Life--0.7%
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,707,432
75,000		CIGNA Corp., Note, 7.400%, 5/15/2007	77,426
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	898,926
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	385,463
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,325,200
1,000,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,007,430
395,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/1/2015	395,099
		TOTAL	10,796,976
		Financial Institution - Insurance - P&C--0.5%
6,000,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,875,200
1,000,000	[1,2]	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	996,710
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	267,185
		TOTAL	7,139,095
		Foreign-Local-Government--0.3%
900,000		Ontario, Province of, 4.375%, 2/15/2013	878,895
290,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	2,546,970
1,000,000		Quebec, Province of, 5.500%, 4/11/2006	1,003,780
		TOTAL	4,429,645
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	794,965
		Sovereign--0.4%
400,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	3,509,724
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,624,500
		TOTAL	5,134,224
Principal Amount			Value
		CORPORATE BONDS--continued
		State/Provincial--0.2%
$1,400,000		New South Wales, State of, Local Gov't. Guarantee, 6.500%, 5/1/2006	$1,038,414
1,400,000		New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/1/2008	1,088,107
		TOTAL	2,126,521
		Technology--0.9%
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	4,674,320
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	411,132
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	504,900
2,500,000		Hewlett-Packard Co., Note, 6.500%, 7/1/2012	2,691,150
500,000		IBM Corp., 4.875%, 10/1/2006	500,590
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,484,202
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	104,669
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,832,500
		TOTAL	13,203,463
		Transportation - Airlines--0.1%
1,800,000		Southwest Airlines Co., 6.500%, 3/1/2012	1,891,584
		Transportation - Railroads--0.5%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,687,442
2,030,000		Burlington Northern, Inc., Mtg. Bond, 9.250%, 10/1/2006	2,100,502
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,223,978
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,517,833
		TOTAL	7,529,755
		Transportation - Services--0.0%
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	569,561
		Utility - Electric--1.5%
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,525,100
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,039,420
1,256,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	1,264,591
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	269,143
1,000,000		FirstEnergy Corp., 5.500%, 11/15/2006	1,004,762
1,730,000		MidAmerican Energy Co., 4.650%, 10/1/2014	1,648,742
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	605,658
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,321,870
710,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	719,961
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 3/1/2011	$2,918,484
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	306,918
1,000,000		Progress Energy Carolinas, Inc., 1st Mtg. Bond, 6.800%, 8/15/2007	1,029,110
1,050,000		Public Service Electric & Gas Co., 1st Ref. Mtg., Series UU, 6.750%, 3/1/2006	1,055,240
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,951,520
1,150,000		Scottish Power PLC, 4.910%, 3/15/2010	1,141,237
		TOTAL	20,801,756
		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	206,684
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,556,247
		TOTAL CORPORATE BONDS (IDENTIFIED COST $371,231,805)	371,597,500
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
62,013		FNMA ARM 681769, 1/1/2033	61,327
		Government National Mortgage Association--0.0%
8,611		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,624
3,737		GNMA2 ARM 8717, 10/20/2025	3,771
		TOTAL	12,395
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $76,738)	73,722
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
115,752	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	115,752
		Rate Reduction Bond--0.0%
137,694		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	138,771
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $251,193)	254,523
		COMMON STOCKS & WARRANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants	0
189		Lucent Technologies, Inc., Warrants	117
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $314)	117
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,206)	1,977,884
Principal Amount			Value
		GOVERNMENT AGENCIES--10.2%
$1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	$1,439,068
1,000,000		Federal Farm Credit System, Bond, 4.750%, 12/12/2013	976,400
1,500,000		Federal Farm Credit System, Bond, 6.030%, 12/29/2010	1,572,783
650,000		Federal Farm Credit System, Note, Series MTN, 6.380%, 11/27/2006	660,465
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.820%, 3/16/2009	1,059,302
2,000,000		Federal Home Loan Bank System, Bond, 2.500%, 4/4/2014	1,996,315
1,500,000		Federal Home Loan Bank System, Bond, 2.500%, 6/18/2007	1,447,050
1,000,000		Federal Home Loan Bank System, Bond, 3.750%, 8/15/2008	973,140
100,000		Federal Home Loan Bank System, Bond, 4.000%, 12/19/2011	94,741
200,000		Federal Home Loan Bank System, Bond, 4.220%, 7/30/2010	193,164
150,000		Federal Home Loan Bank System, Bond, 5.000%, 4/15/2014	145,415
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	195,454
1,000,000		Federal Home Loan Bank System, Bond, 5.170%, 2/25/2014	975,732
100,000		Federal Home Loan Bank System, Bond, 6.040%, 2/4/2008	102,516
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	155,084
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	441,814
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.500%, 12/30/2008	399,852
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.000%, 6/22/2009	145,578
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.520%, 1/20/2009	61,148
1,000,000		Federal Home Loan Bank System, Bond, Series FI11, 6.250%, 3/1/2011	1,002,575
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	204,324
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,500
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,789
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.170%, 10/2/2008	1,435,016
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.200%, 6/4/2018	191,293
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.450%, 11/27/2006	349,162
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.000%, 6/4/2010	192,103
535,000		Federal Home Loan Bank System, Series NV09, 6.500%, 11/13/2009	565,742
200,000		Federal Home Loan Mortgage Corp., Bond, 4.000%, 3/26/2015	192,517
200,000		Federal Home Loan Mortgage Corp., Note, 4.000%, 12/30/2013	185,520
200,000		Federal Home Loan Mortgage Corp., Note, 4.100%, 10/19/2009	193,617
100,000		Federal Home Loan Mortgage Corp., Note, 4.350%, 11/21/2006	99,669
50,000		Federal Home Loan Mortgage Corp., Note, 4.750%, 12/16/2010	49,013
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	603,292
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.500%, 9/15/2007	980,354
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 10/24/2014	96,974
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$5,000,000		Federal National Mortgage Association, 3.250%, 1/15/2008	$4,856,317
35,000,000		Federal National Mortgage Association, 4.000%, 6/23/2008	34,376,391
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,992,775
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,589,704
33,250,000		Federal National Mortgage Association, Note, 2.500%, 8/11/2006	32,766,698
1,500,000		Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,460,343
1,000,000		Federal National Mortgage Association, Note, 4.250%, 7/15/2007	993,690
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,246,667
600,000		Federal National Mortgage Association, Note, 5.000%, 1/15/2007	602,367
8,000,000		Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,018,850
870,000,000		Federal National Mortgage Association, Note, Series EMTN, 1.750%, 3/26/2008	7,510,567
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.000%, 10/28/2009	1,032,648
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.330%, 8/1/2013	51,479
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,069,232
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $148,689,795)	146,146,209
		GOVERNMENTS/AGENCIES--2.8%
		Sovereign--2.8%
2,800,000		Austria, Government of, Bond, 5.000%, 1/15/2008	3,448,211
800,000		Bundesrepublic Deutschland, Bond, 3.750%, 7/4/2013	969,753
4,820,000		Bundesschatzanweisungen, Note, 2.500%, 3/23/2007	5,665,734
1,100,000		Canada, Government of, 5.000%, 6/1/2014	1,008,542
2,250,000		Canada, Government of, 5.250%, 6/1/2012	2,071,180
1,470,000		Canada, Government of, Bond, 3.000%, 6/1/2007	1,246,170
2,800,000		Germany, Government of, 4.750%, 7/4/2028	3,774,643
1,800,000		Germany, Government of, Bond, 4.500%, 8/18/2006	2,149,357
3,600,000		Ireland, Government of, Bond, 3.250%, 4/18/2009	4,284,957
270,000,000		Italy, Government of, 0.650%, 3/20/2009	2,272,160
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,483,372
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	5,863,031
3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	424,949
750,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	1,317,116
1,425,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	2,567,209
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $39,476,999)	40,546,384
Principal Amount			Value
		U.S. TREASURY--16.6%
		U.S. Treasury Bonds--2.2%
$2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	$2,355,289
8,465,000	[3]	United States Treasury Bond, 5.375%, 2/15/2031	9,302,241
1,343,000		United States Treasury Bond, 6.000%, 2/15/2026	1,548,287
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,814,429
1,300,000		United States Treasury Bond, 6.250%, 8/15/2023	1,521,330
6,000,000	[3]	United States Treasury Bond, 6.250%, 5/15/2030	7,271,148
2,200,000		United States Treasury Bond, 6.500%, 11/15/2026	2,687,619
300,000		United States Treasury Bond, 6.750%, 8/15/2026	375,721
		TOTAL	30,876,064
		U.S. Treasury Notes--14.4%
58,280,320		U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015	55,873,978
41,000,000	[3]	United States Treasury Note, 3.500%, 2/15/2010	39,540,863
6,300,000	[3]	United States Treasury Note, 3.875%, 7/15/2010	6,154,881
17,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	16,357,874
5,250,000	[3]	United States Treasury Note, 4.000%, 2/15/2015	5,039,608
50,000,000	[3]	United States Treasury Note, 4.125%, 8/15/2010	49,346,480
30,000,000	[3]	United States Treasury Note, 4.250%, 11/15/2014	29,375,016
5,000,000	[3]	United States Treasury Note, 4.375%, 8/15/2012	4,969,315
		TOTAL	206,658,015
		TOTAL U.S. TREASURY (IDENTIFIED COST $236,861,046)	237,534,079
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
40,541		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	42,662
		Government National Mortgage Association--0.1%
69,187		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	73,519
4,371		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	4,651
12,333		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	13,106
1,959		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	2,081
8,240		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	8,756
1,212		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	1,311
453,273		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	473,176
14,888		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	15,693
25,365		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	26,479
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$4,623		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	$4,822
589,717		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	559,998
189,983		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	200,736
		TOTAL	1,384,328
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,384,075)	1,426,990
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
		Federal Home Loan Mortgage Corp.--0.0%
296,036		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.000%, 4/15/2023	297,245
		Federal National Mortgage Association--0.0%
47,119		Federal National Mortgage Association REMIC 1988-16 B, 9.500%, 6/25/2018	51,053
18,029		Federal National Mortgage Association REMIC 1989-35 G, 9.500%, 7/25/2019	19,705
		TOTAL	70,758
		Non-Agency Mortgage--0.0%
18,714	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.698%, 1/28/2027	14,784
		Structured Product (ABS)--0.6%
8,447,964		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.850%, 9/13/2045	8,111,397
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,855,194)	8,494,184
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365%, $3.18, Annual Dividend (IDENTIFIED COST $1,003,086)	1,068,900
		MUNICIPAL BOND--0.1%
		Consumer Cyclical - Services--0.1%
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $745,574)	757,944
		MUTUAL FUNDS--40.9% [4]
1,376,289		Emerging Markets Fixed Income Core Fund	24,885,006
47,972,559		Federated Mortgage Core Portfolio	473,489,153
13,074,465		High Yield Bond Portfolio	87,468,169
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $589,356,129)	585,842,328
Principal Amount			Value
		REPURCHASE AGREEMENTS--15.5%
$48,393,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000.	$48,393,000
87,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which Bear Stearns and Co., will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,000,112,222 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,030,001,392 (held as collateral for securities lending).	87,000,000
86,267,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which CS First Boston Corp., will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $1,000,112,222 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,020,003,312 (held as collateral for securities lending).	86,267,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	221,660,000
		TOTAL INVESTMENTS--113.0% (IDENTIFIED COST $1,621,606,154) [5]	1,617,380,764
		OTHER ASSETS AND LIABILITIES - NET--(13.0)%	(185,802,817)
		TOTAL NET ASSETS--100%	$1,431,577,947

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $35,337,322 which represents 2.5% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2005, these securities amounted to $35,322,538 which represents 2.5% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $1,623,508,903.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Investments in repurchase agreements	$221,660,000
Investments in securities, including $585,842,328 of investments in affiliated issuers (Note 5) and $168,344,390 of securities loaned	1,395,720,764
Total investments in securities, at value (identified cost $1,621,606,154)		$1,617,380,764
Cash		15,700
Cash denominated in foreign currency (identified cost $100,122)		94,118
Income receivable		10,062,344
Receivable for shares sold		1,609,520
Receivable for foreign currency exchange contracts		877,113
TOTAL ASSETS		1,630,039,559
Liabilities:
Payable for investments purchased	16,000,000
Payable for shares redeemed	4,701,421
Income distribution payable	3,077,078
Payable for foreign currency exchange contracts	774,433
Payable for collateral due to broker	173,267,000
Payable for distribution services fee (Note 5)	113,576
Payable for shareholder services fee (Note 5)	160,878
Accrued expenses	367,226
TOTAL LIABILITIES		198,461,612
Net assets for 136,018,350 shares outstanding		$1,431,577,947
Net Assets Consist of:
Paid-in capital		$1,438,102,078
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(4,149,248)
Accumulated net realized loss on investments and foreign currency transactions		(4,794,080)
Undistributed net investment income		2,419,197
TOTAL NET ASSETS		$1,431,577,947

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($605,292,283 ÷ 57,511,001 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share	$10.52
Institutional Service Shares:
Net asset value per share ($612,226,084 ÷ 58,168,906 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share	$10.52
Class A Shares:
Net asset value per share ($92,425,258 ÷ 8,781,512 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share (100/95.50 of $10.52)1	$11.02
Redemption proceeds per share	$10.52
Class B Shares:
Net asset value per share ($49,204,829 ÷ 4,675,135 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share (94.50/100 of $10.52)1	$9.94
Class C Shares:
Net asset value per share ($44,838,165 ÷ 4,260,246 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share (100/99.00 of $10.52)1	$10.63
Redemption proceeds per share (99.00/100 of $10.52)1	$10.41
Class K Shares:
Net asset value per share ($27,591,328 ÷ 2,621,550 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.52
Offering price per share	$10.52
Redemption proceeds per share	$10.52

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (including income received from affiliated issuers of $29,562,768) (Note 5)		$29,734,020
Investment income allocated from affiliated partnership (Note 5)		2,798,938
Interest (including income on securities loaned of $197,573)		40,026,118
TOTAL INCOME		72,559,076
Expenses:
Investment adviser fee (Note 5)	$5,646,398
Administrative personnel and services fee (Note 5)	1,130,276
Custodian fees	81,135
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	264,823
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	386,039
Transfer and dividend disbursing agent fees and expenses--Class A Shares	77,687
Transfer and dividend disbursing agent fees and expenses--Class B Shares	53,226
Transfer and dividend disbursing agent fees and expenses--Class C Shares	34,979
Transfer and dividend disbursing agent fees and expenses--Class K Shares	86,241
Directors'/Trustees' fees	13,771
Auditing fees	27,376
Legal fees	10,454
Portfolio accounting fees	224,790
Distribution services fee--Institutional Service Shares (Note 5)	1,555,044
Distribution services fee--Class A Shares (Note 5)	207,215
Distribution services fee--Class B Shares (Note 5)	410,771
Distribution services fee--Class C Shares (Note 5)	371,119
Distribution services fee--Class K Shares (Note 5)	147,381
Shareholder services fee--Institutional Shares (Note 5)	1,432,418
Shareholder services fee--Institutional Service Shares (Note 5)	1,522,834
Shareholder services fee--Class A Shares (Note 5)	203,628
Shareholder services fee--Class B Shares (Note 5)	136,923
Shareholder services fee--Class C Shares (Note 5)	122,537
Share registration costs	106,495
Printing and postage	54,404
Insurance premiums	20,312
Taxes	70,305
Miscellaneous	11,145
Expenses before allocation	14,409,726
Expenses allocated from partnership	19,695
TOTAL EXPENSES	14,429,421

Statement of Operations - continued

Waivers/Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,949,530)
Waiver of administrative personnel and services fee	(54,637)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(21,871)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(120,563)
Waiver of distribution services fee--Institutional Service Shares	(1,244,036)
Waiver of shareholder services fee--Institutional Shares	(1,432,418)
Reimbursement of shareholder services fee--Institutional Service Shares	(34,442)
TOTAL WAIVERS AND REIMBURSEMENT		$(5,857,497)
Net expenses			$8,571,924
Net investment income			63,987,152
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments and foreign currency transactions (including realized gain of $3,043,175 on sales of investments in affiliated issuers)			(1,008,617)
Net realized gain allocated from partnership			1,461,642
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(36,358,608)
Net realized and unrealized loss on investments and foreign currency transactions			(35,905,583)
Change in net assets resulting from operations			$28,081,569

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,987,152	$57,118,894
Net realized gain on investments including allocation from partnership and foreign currency transactions	453,025	6,056,908
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(36,358,608)	(2,064,689)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,081,569	61,111,113
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(27,711,479)	(25,574,037)
Institutional Service Shares	(28,295,273)	(23,546,457)
Class A Shares	(3,545,872)	(2,927,566)
Class B Shares	(2,076,435)	(2,490,457)
Class C Shares	(1,890,600)	(2,200,422)
Class K Shares	(1,202,438)	(999,361)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,722,097)	(57,738,300)
Share Transactions:
Proceeds from sale of shares	557,872,776	520,502,434
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	79,497,244
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	89,783,777
Proceeds from shares issued in connection with the tax-free transfer of assets from UB Fixed Income Common Trust Fund	--	10,309,028
Net asset value of shares issued to shareholders in payment of distributions declared	30,125,554	26,973,070
Cost of shares redeemed	(491,915,324)	(523,189,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	96,083,006	203,876,184
Change in net assets	59,442,478	207,248,997
Net Assets:
Beginning of period	1,372,135,469	1,164,886,472
End of period (including undistributed net investment income of $2,419,197 and $3,290,053, respectively)	$1,431,577,947	$1,372,135,469

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On December 12, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	4,805,900	$51,951,780	$2,097,055
Class C Shares	2,638,830	$28,525,756	$ 298,971

Net Assets of Fund Prior to Combination		Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735		$80,477,536	$1,248,003,271

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Intermediate Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Bank North Intermediate Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	8,336,469	$89,783,777	$1,699,081

Net Assets of Fund Prior to Combination		Net Assets of Bank North Intermediate Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,225,288,563		$89,783,777	$1,315,072,340

1 Unrealized appreciation is included in the Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received amount shown above.

On October 25, 2004, the Fund received a tax-free transfer of assets from the UB Fixed Income Common Trust Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	948,393	$10,309,028	$222,256

Net Assets of Fund Prior to Combination		Net Assets of UB Fixed Income Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,351,842,168		$10,309,028	$1,362,151,196

1 Unrealized appreciation is included in the Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent fees and expenses and distribution and service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/14/2005	16,298,348 Euro Dollar	$20,107,435	$19,230,322	$877,113
Contracts Sold:
12/14/2005	16,298,348 Euro Dollar	20,004,755	19,230,322	(774,433)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$102,680

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities that is invested in short-term securities, including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$168,344,390	$173,267,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.698%, 1/28/2027	2/4/1998	$16,952

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,932,970	$267,724,329	22,327,061	$240,488,052
Shares issued to shareholders in payment of distributions declared	637,223	6,829,922	589,235	6,353,940
Shares redeemed	(17,367,639)	(186,193,775)	(20,977,196)	(225,869,104)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,202,554	$88,360,476	1,939,100	$20,972,888

Year Ended November 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,623,422	$210,622,689	18,348,308	$170,716,700
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	4,805,900	51,951,780
Shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	--	8,336,469	89,783,777
Shares issued in connection with the tax-free transfer of assets from UB Fixed Income Common Trust Fund	--	--	948,393	10,309,028
Shares issued to shareholders in payment of distributions declared	1,539,713	16,503,375	1,298,051	13,997,065
Shares redeemed	(20,873,552)	(223,837,763)	(17,018,746)	(183,439,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	289,583	$3,288,301	16,718,375	$153,318,886

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,580,610	$49,120,144	3,338,907	$35,886,272
Shares issued to shareholders in payment of distributions declared	261,642	2,803,317	218,532	2,356,906
Shares redeemed	(2,711,765)	(29,073,705)	(5,715,399)	(61,886,574)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,130,487	$22,849,756	(2,157,960)	$(23,643,396)

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	401,752	$4,313,936	695,424	$7,412,473
Shares issued to shareholders in payment of distributions declared	144,733	1,551,978	168,424	1,816,390
Shares redeemed	(1,410,227)	(15,121,395)	(1,988,786)	(21,446,125)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(863,742)	$(9,255,481)	(1,124,938)	$(12,217,262)

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	824,793	$8,846,131	1,287,267	$42,324,348
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	2,638,830	28,525,756
Shares issued to shareholders in payment of distributions declared	115,236	1,235,856	134,664	1,451,961
Shares redeemed	(1,724,330)	(18,484,817)	(2,058,890)	(22,192,293)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(784,301)	$(8,402,830)	2,001,871	$50,109,772

Year Ended November 30	2005		2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,606,539	$17,245,547	2,099,848	$22,694,297
Shares issued to shareholders in payment of distributions declared	112,044	1,201,106	92,518	996,808
Shares redeemed	(1,799,537)	(19,203,869)	(777,789)	(8,355,809)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(80,954)	$(757,216)	1,414,577	$15,335,296
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,893,627	$96,083,006	18,791,025	$203,876,184

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and tax allocated income from partnerships.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$(433,422)	$(135,911)	$569,333

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2005 and 2004 was as follows:

	2005	2004
Ordinary income [1]	$64,722,097	$57,738,300

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$5,598,955
Net unrealized depreciation	$(6,154,677)
Capital loss carryforward	$(2,891,331)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2005, the cost of investments for federal tax purposes was $1,623,508,903. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $6,128,139. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,072,544 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,200,683.

At November 30, 2005, the Fund had a capital loss carryforward of $(2,891,331) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

The Fund used capital loss carryforwards of $(987,798) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the Adviser voluntarily waived $2,949,530 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, FSC voluntarily waived $1,244,036 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $418,882 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $15,330 in sales charges from the sale of Class A Shares. FSC also retained $763 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC voluntarily waived $1,432,418 of its fee. For the year ended November 30, 2005, FSSC retained $197,386 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 9, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $34,442 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended November 30, 2005 are as follows:

Affiliates	Purchase Cost	Sales Proceeds	Dividend Income or Income Allocated From Partnerships	Value
Emerging Markets Fixed Income Core Fund	$ 14,000,000	$ 38,542,000	$ 2,798,938	$ 24,885,006
Federated Mortgage Core Portfolio	111,900,204	30,000,000	21,131,205	473,489,153
High Yield Bond Portfolio	20,431,563	56,800,000	8,431,563	87,468,169
TOTAL OF AFFILIATED TRANSACTIONS	$146,331,767	$125,342,000	$32,361,706	$585,842,328

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005 were as follows:

Purchases	$320,613,195
Sales	$300,341,436

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2005, 0.17% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2005, 0.09% qualify for the dividend received deduction available to corporate shareholders.

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund") (one of the portfolios constituting Federated Total Return Series, Inc.) as of November 30, 2005, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2004 and the financial highlights for each of the four years in the period then ended were audited by another Independent Registered Public Accounting Firm whose report, dated January 21, 2005, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. at November 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVIE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q507
Cusip 31428Q101

28123 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $59,685

                  Fiscal year ended 2004 - $67,341

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $2,708

                  Transfer Agent Service Auditors Report.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,509 and $86,706
      respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.
      Fiscal year ended 2004- Attestation services relating to the review of fund share transactions and Transfer Agent Service Auditors Report.

 (c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $65,000
      respectively. Analysis regarding the realignment of advisory companies.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,412 and $135,334
      respectively. Fiscal year ended 2005- Executive compensation analysis.
      Fiscal year ended 2004- Discussions with auditors related to market timing and late trading activities, executive compensation analysis and consultation regarding information request by regulatory agencies.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,
            Fiscal year ended 2005 - $71,493

            Fiscal year ended 2004 - $389,837

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2006

By          /S/ Richard A. Novak
            Richard A.  Novak, Principal Financial Officer

Date        January 24, 2006